NYSE: CCIF Price: $7.70 As of: 12/4/2023 INVESTMENT STRATEGY WHY CLO EQUITY INVESTOR RESOURCES OUR TEAM CONTACT INVESTOR RESOURCES INVESTOR DASHBOARD STOCK INFORMATION CCIF NAV SEC FILINGS EVENTS & PRESENTATIONS NEWS RELEASES DIVIDEND HISTORY INVESTOR FAQS PORTFOLIO UPDATES CCIF FINANCIALS HISTORICAL VCIF INFO DISTRIBUTIONS VCIF NAV VCIF NEWS FINANCIALS TAX INFORMATION Upcoming Events Past Events Events & Presentations GO UPCOMING EVENTS NOVEMBER 30 Carlyle Credit Income Fund Fourth Quarter 2023 Earnings Call 12:00PM - 1 :00PM EST LISTEN TO THE WEBCAST  2023 DECEMBER    TERMS AND CONDITIONS PRIVACY POLICY NOTICES AND DISCLAIMERS TRANSPARENCY AND REPORTING © 2023 Carlyle Credit Income Fund. All Rights Reserved Investors should consult with their financial advisor about the suitability of CCIF in their portfolio. Investing in CCIF involves a high degree of risk, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. This is a non-diversified closed-end fund. Shares of CCIF’s common stock are listed on the New York Stock Exchange. Shares of closed-end funds frequently trade at a discount from their net asset value (NAV), which may increase investors’ risk of loss. CCIF cannot predict whether its shares will trade at, below or above NAV. There is no assurance that CCIF’s investment objectives will be achieved or that monthly distributions paid by CCIF will be maintained at the targeted level or that dividends will be paid at all. CCIF’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to CCIF for investment. A return of capital to shareholders is a return of a portion of their original investment in CCIF, thereby reducing the tax basis of their investment. This material is provided for general and educational purposes only, is not intended to provide legal or tax advice, does not constitute a solicitation of an offer to buy or sell CCIF’s shares, and is not for use to avoid any penalties that may be imposed under U.S. federal tax laws. Contact your attorney or other advisor regarding your specific legal, investment or tax situation. Investing involves risk. CCIF invests primarily in below investment grade instruments, which are commonly referred to as “high yield” securities or “junk” bonds. CCIF invests a significant portion of its assets in CLO junior debt and equity securities, which often involve risks that are different from or more pronounced than risks associated with other types of credit instruments. Because of the risks associated with investing in high yield securities, an investment in CCIF should be considered speculative. Investors should carefully consider the investment objective, risks, charges and expenses of CCIF before investing. CCIF’s filings with the Securities and Exchange Commission (“SEC”) contain information about CCIF’s investment objectives, risks, charges and expenses as well as other information about CCIF. These filings should be read carefully before investing. CCIF’s filings with the SEC may be found on the SEC’s website (www.sec.gov) or on CCIF’s website, www.carlylecreditincomefund.com.

NYSE: CCIF Price: $7.70 As of: 12/4/2023 INVESTMENT STRATEGY WHY CLO EQUITY INVESTOR RESOURCES OUR TEAM CONTACT INVESTOR RESOURCES INVESTOR DASHBOARD STOCK INFORMATION CCIF NAV SEC FILINGS EVENTS & PRESENTATIONS NEWS RELEASES DIVIDEND HISTORY INVESTOR FAQS PORTFOLIO UPDATES CCIF FINANCIALS HISTORICAL VCIF INFO DISTRIBUTIONS VCIF NAV VCIF NEWS FINANCIALS TAX INFORMATION Carlyle Credit Income Fund Fourth Quarter 2023 Earnings Call THURSDAY, NOVEMBER 30, 2023 12:00PM - 1:00PM EST EARNINGS PRESS RELEASE  LISTEN TO THE WEBCAST     TERMS AND CONDITIONS PRIVACY POLICY NOTICES AND DISCLAIMERS TRANSPARENCY AND REPORTING © 2023 Carlyle Credit Income Fund. All Rights Reserved Investors should consult with their financial advisor about the suitability of CCIF in their portfolio. Investing in CCIF involves a high degree of risk, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. This is a non-diversified closed-end fund. Shares of CCIF’s common stock are listed on the New York Stock Exchange. Shares of closed-end funds frequently trade at a discount from their net asset value (NAV), which may increase investors’ risk of loss. CCIF cannot predict whether its shares will trade at, below or above NAV. There is no assurance that CCIF’s investment objectives will be achieved or that monthly distributions paid by CCIF will be maintained at the targeted level or that dividends will be paid at all. CCIF’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to CCIF for investment. A return of capital to shareholders is a return of a portion of their original investment in CCIF, thereby reducing the tax basis of their investment. This material is provided for general and educational purposes only, is not intended to provide legal or tax advice, does not constitute a solicitation of an offer to buy or sell CCIF’s shares, and is not for use to avoid any penalties that may be imposed under U.S. federal tax laws. Contact your attorney or other advisor regarding your specific legal, investment or tax situation. Investing involves risk. CCIF invests primarily in below investment grade instruments, which are commonly referred to as “high yield” securities or “junk” bonds. CCIF invests a significant portion of its assets in CLO junior debt and equity securities, which often involve risks that are different from or more pronounced than risks associated with other types of credit instruments. Because of the risks associated with investing in high yield securities, an investment in CCIF should be considered speculative. Investors should carefully consider the investment objective, risks, charges and expenses of CCIF before investing. CCIF’s filings with the Securities and Exchange Commission (“SEC”) contain information about CCIF’s investment objectives, risks, charges and expenses as well as other information about CCIF. These filings should be read carefully before investing. CCIF’s filings with the SEC may be found on the SEC’s website (www.sec.gov) or on CCIF’s website, www.carlylecreditincomefund.com.

NYSE: CCIF Price: $7.70 As of: 12/4/2023 INVESTMENT STRATEGY WHY CLO EQUITY INVESTOR RESOURCES OUR TEAM CONTACT INVESTOR RESOURCES INVESTOR DASHBOARD STOCK INFORMATION CCIF NAV SEC FILINGS EVENTS & PRESENTATIONS NEWS RELEASES DIVIDEND HISTORY INVESTOR FAQS PORTFOLIO UPDATES CCIF FINANCIALS HISTORICAL VCIF INFO DISTRIBUTIONS VCIF NAV VCIF NEWS FINANCIALS TAX INFORMATION CCIF Financials DOCUMENT VIEW 2023 Annual Report     TERMS AND CONDITIONS PRIVACY POLICY NOTICES AND DISCLAIMERS TRANSPARENCY AND REPORTING © 2023 Carlyle Credit Income Fund. All Rights Reserved Investors should consult with their financial advisor about the suitability of CCIF in their portfolio. Investing in CCIF involves a high degree of risk, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. This is a non-diversified closed-end fund. Shares of CCIF’s common stock are listed on the New York Stock Exchange. Shares of closed-end funds frequently trade at a discount from their net asset value (NAV), which may increase investors’ risk of loss. CCIF cannot predict whether its shares will trade at, below or above NAV. There is no assurance that CCIF’s investment objectives will be achieved or that monthly distributions paid by CCIF will be maintained at the targeted level or that dividends will be paid at all. CCIF’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to CCIF for investment. A return of capital to shareholders is a return of a portion of their original investment in CCIF, thereby reducing the tax basis of their investment. This material is provided for general and educational purposes only, is not intended to provide legal or tax advice, does not constitute a solicitation of an offer to buy or sell CCIF’s shares, and is not for use to avoid any penalties that may be imposed under U.S. federal tax laws. Contact your attorney or other advisor regarding your specific legal, investment or tax situation. Investing involves risk. CCIF invests primarily in below investment grade instruments, which are commonly referred to as “high yield” securities or “junk” bonds. CCIF invests a significant portion of its assets in CLO junior debt and equity securities, which often involve risks that are different from or more pronounced than risks associated with other types of credit instruments. Because of the risks associated with investing in high yield securities, an investment in CCIF should be considered speculative. Investors should carefully consider the investment objective, risks, charges and expenses of CCIF before investing. CCIF’s filings with the Securities and Exchange Commission (“SEC”) contain information about CCIF’s investment objectives, risks, charges and expenses as well as other information about CCIF. These filings should be read carefully before investing. CCIF’s filings with the SEC may be found on the SEC’s website (www.sec.gov) or on CCIF’s website, www.carlylecreditincomefund.com.